Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of March 31,
	2024	2023
Software	$521,833	$517,871
Less: accumulated amortization	(483,650)	(429,552)
Intangible asset, net	$38,183	$88,319